DERIVATIVE LIABILITIES (Details Narrative)	Dec. 31, 2023 USD ($)	Feb. 12, 2021 $ / shares shares	Jun. 30, 2024	Feb. 12, 2024 USD ($)	Jan. 05, 2024 $ / shares
Warrants exercise price | $ / shares					$ 0.55
Related derivative liability | $				$ 0
Convertible Notes Payable Outstanding And Derivative Liability [Member]
Debt Instrument, Repaid, Principal | $	$ 0
Measurement Input, Share Price [Member]
Stock price	11.60		11.60
Platinum Point Capital, LLC [Member]
Number of warrants granted | shares		25,000
Warrants term		3 years
Warrants exercise price | $ / shares		$ 11.60